Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Expenses
Exploration	$ 109	$ 142	$ 178	$ 369
General and administrative	660	476	1,375	1,028
Restructuring costs	0	0	195	0
Depreciation	9	4	7	8
Foreign exchange (gain) loss	(100)	4	(57)	439
Other	(52)	0	(52)	0
Operating loss	626	626	1,646	1,844
Interest income	(46)	(26)	(69)	(54)
Interest expense	84	69	142	138
Loss from equity investee	55	60	103	107
Operating loss before income taxes	719	729	1,822	2,035
Income tax recovery	(72)	0	(72)	0
Net loss from continuing operations	647	729	1,750	2,035
Net loss from discontinued operations	23	325	176	651
Net loss	670	1,054	1,926	2,686
Foreign currency translation adjustment	1,708	52	1,612	(1,349)
Net loss and comprehensive loss	$ 2,378	$ 1,106	$ 3,538	$ 1,337
Net loss per common share
Basic - continuing operations	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)
Basic - discontinued operations	(0.00)	(0.00)	(0.01)	(0.00)
Fully diluted - continuing operations	(0.00)	(0.01)	(0.01)	(0.02)
Fully diluted - discontinued operations	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted average shares outstanding
Basic	172,865	152,649	171,102	150,877
Fully diluted	174,017	152,649	172,255	150,877
Total shares issued and outstanding	172,903	152,760	172,903	152,760